Acquisitions and divestitures (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions And Divestitures
Schedule of effects on the income statement

Year ended December 31,	Notes	2025	2024	2023
Aliança Geração de Energia S.A.	31(a)	(206)	305	–
Anglo American Minério de Ferro Brasil S.A.	31(b)	–	626	–
Vale Oman Distribution Center	31(c)	–	1,222	–
PT Vale Indonesia Tbk	31(d)	–	1,059	–
Mineração Rio do Norte	31(f)	–	–	(87)
Companhia Siderúrgica do Pecém	31(h)	–	–	31
		(206)	3,212	(56)

Schedule of effects on cash flow from investing activities

Year ended December 31,	Notes	2025	2024	2023
Proceeds from partial disposal of Aliança shares	31(a)	891	–	–
Cash paid for the acquisition of Aliança shares	31(a)	–	(493)	–
Cash paid for the purchase of Anglo American Brasil shares	31(b)	–	(30)	–
Proceeds from partial disposal of VODC shares	31(c)	–	600	–
Proceeds from the partial disposal of PTVI shares	31(d)	–	155	–
Proceeds from the partial disposal of VBML shares	31(e)	–	2,455	–
Disbursement related to MRN sale	31(f)	–	–	(72)
Proceeds from the divestment of Companhia Siderúrgica do Pecém	31(h)	–	–	1,082
Cash contribution to Companhia Siderúrgica do Pecém	31(h)	–	–	(1,149)
Cash received (paid) from disposal and acquisition of investments, net		891	2,687	(139)

Schedule of fair value of identifiable assets acquired and liabilities assumed result of acquisition

		Aliança Energia
	Notes	August 13, 2024
Identifiable assets acquired
Cash and cash equivalents		95
Intangibles	15	828
Property, plant, and equipment	13	573
Other		40
		1,536

Liabilities assumed
Loans and borrowings	21(c)	245
Deferred income taxes	5(b)	312
Other		140
		697
Net assets acquired		839

As disclosed below, the deferred tax liability recognized on the difference between the fair value and the book value of the net assets acquired resulted in goodwill, which is not deductible for tax purposes.

	Notes	August 13, 2024
Consideration transferred for acquisition of the 45% equity interest held by Cemig GT		493
Fair value of the 55% stake previously held by Vale		603
Total [A]		1,096

Fair value of net assets acquired		1,096
(-) Deferred tax liability on the difference between the fair value and the book value of net assets		(257)
Total net assets [B]		839

Goodwill [A-B]	15	257

Schedule of divestment effects of transactions are summarized

September, 2025
Cash received	1,006
Fair value of 30% interest retained	238
(-) Derecognition of Aliança’s net assets	(1,333)
Loss on the transaction	(89)

Schedule of effect of transaction

September 26, 2024
Sale of the 50% equity interest
Cash received	600
Derecognition of VODC’s net assets	(45)
Gain on sale of equity interest	555

Remeasurement of the 50% interest retained
Fair value of 50% interest retained	600
Derecognition of VODC’s net assets	(45)
Gain on remeasurement of equity interest	555

Other effects of the deconsolidation
Gain on the reclassification of cumulative translation adjustments	112
Gain on the transaction recorded in the income statement	1,222

Schedule of effect of transaction

June 28, 2024
Cash consideration received	155
Fair value of 33.9% interest retained (i)	1,910

Effects of the deconsolidation:
Derecognition of net assets of PTVI	(3,697)
Gain on derecognition of noncontrolling shareholders	1,628
Gain on the reclassification of cumulative translation adjustments	1,063
Gain on the transaction recorded in the income statement	1,059

(i) The fair value of the 33.9% retained interest was estimated based on a third-party valuation report. The valuation considered the discounted cash flow method. The key assumptions considered were (i) discount rate of 7.75% with incremental risk premium of around 1.00% on certain assets, (ii) asset life through to 2065, and (iii) range of expected nickel prices from US$/t 17,501 to US$/t 21,000.